Employee Stock Ownership Plan - Narrative (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Jan. 12, 2011	Sep. 30, 2004	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount	$ 3,100	$ 4,900
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP	392,670	492,499
ESOP Loan, Interest Rate, Stated Percentage	3.25%	4.75%
ESOP Loan, Maturity in Years	20 years 0 months 0 days	15 years 0 months 0 days
Employee stock ownership plan expense			$ 552	$ 559	$ 543